Summary of Significant Accounting Policies (Details) - Schedule of financial assets measured on a recurring basis presented at fair value - USD ($)	Jul. 31, 2022	Jul. 31, 2021
Assets:
Marketable securities	$ 2,761,069	$ 3,901,093
Fair Value, Inputs, Level 1 [Member]
Assets:
Marketable securities	2,761,069	3,901,093
Fair Value, Inputs, Level 2 [Member]
Assets:
Marketable securities
Fair Value, Inputs, Level 3 [Member]
Assets:
Marketable securities